ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE LOSS

19.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The movement of accumulated other comprehensive loss is as follows:

Foreign currency translation adjustment
(RMB’000)
Balance as of December 31, 2012	1,219
Other comprehensive loss	811

Balance as of December 31, 2013	2,030

Balance as of December 31, 2013, in US$’000	335

The accumulated other comprehensive loss as of December 31, 2012 represented the foreign currency translation adjustment generated in the year ended December 31, 2012.